UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Tax Free Reserves
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
EX-99.CERT Section 302 Certification

Eaton Vance AMT-Free Municipal Income Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.2%
$5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$5,343,100
9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	10,721,668
11,920	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	12,222,649
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,522,785
12,960	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	15,101,510
4,110	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,579,115
2,570	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35	2,833,554
2,570	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40	2,822,528
9,990	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	10,917,771
4,100	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,119,639
5,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	5,258,250
4,475	University of Virginia, 5.00%, 6/1/40	4,846,157

		$80,288,726

Electric Utilities — 3.6%
$3,520	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,977,248
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,479,850
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	823,011
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,068,080
7,014	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,602,578
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,874,441

		$25,825,208

Escrowed/Prerefunded — 1.8%
$10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	$8,606,400
186	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	226,936
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	4,267,500

		$13,100,836

General Obligations — 16.1%
$6,125	California, 5.50%, 11/1/39	$6,476,759
4,165	California, 6.00%, 4/1/38	4,638,144
2,800	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	1,043,252
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	2,074,935
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	3,715,392
11,775	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	3,575,714
10,000	Clark County, NV, 5.00%, 6/1/38(1)	10,412,800
4,000	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	2,413,400
3,700	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	2,120,766
10,000	Florida Board of Education, 5.00%, 6/1/37	10,724,600
525	Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/27	581,007
1,070	Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	1,159,548
210	Lindenhurst, NY, 3.00%, 1/15/20	219,773
7,135	Los Angeles, CA, Unified School District, 5.00%, 1/1/34	7,482,403
165	New York, NY, 5.375%, 4/1/36	182,531
740	Newton, MA, 5.00%, 4/1/36	812,749
1,610	Newton, MA, 5.00%, 4/1/39	1,763,336
500	North Haledon, NJ, 3.00%, 1/15/18	536,570
650	North Haledon, NJ, 3.00%, 1/15/19	689,254
750	North Haledon, NJ, 3.125%, 1/15/20	791,918
260	North Haledon, NJ, 3.25%, 1/15/21	274,396
248	North Haledon, NJ, 3.25%, 1/15/22	258,686
2,500	Northside, TX, Independent School District, (PSF), 5.00%, 8/15/38	2,698,000
5,195	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/38	5,615,120

1

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/39	$2,720,575
2,560	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,525,965
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,012,746
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	960,872
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	13,272,979
7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	8,318,618
4,000	South Carolina, 3.25%, 8/1/30	3,911,000
3,670	South Carolina, (Coastal Carolina University), 2.50%, 4/1/29	3,184,643
9,975	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	10,301,382

		$115,469,833

Health Care-Miscellaneous — 1.0%
$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,703,526
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	203,428
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	101,714
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	101,714
192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	197,234
680	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	696,028
809	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	828,604

		$6,832,248

Hospital — 13.5%
$875	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	$925,216
2,375	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	2,492,111
3,060	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	3,108,073
5,275	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,678,116
1,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,364,021
2,465	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,498,647
3,280	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,274,785
255	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	256,079
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,040,170
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,010,050
970	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	934,343
10,710	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	11,740,623
7,205	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,394,131
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,369,259
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	8,397,043
5,230	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	5,822,141
2,490	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	528,801
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,715,152
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,309,651
5,150	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,103,599
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,948,328
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,975,042
3,380	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,453,278
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,578,906
980	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	1,010,507
1,000	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,072,370

2

Principal
Amount
(000’s omitted)	Security	Value
$1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	$1,021,262
10,930	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	10,935,902
1,220	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	1,253,757
780	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	804,890

		$97,016,253

Housing — 0.7%
$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$2,512,325
1,140	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,190,764
885	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	889,611
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	171,003

		$4,763,703

Industrial Development Revenue — 3.8%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$3,434,410
5,000	Chicago, IL, (American Airlines, Inc. - O’Hare International Airport), 5.50%, 12/1/30	4,034,400
695	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	675,589
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	4,163,985
4,325	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,588,349
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,394,240
8,210	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	8,258,193

		$27,549,166

Insured-Education — 0.3%
$1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,161,145

		$2,161,145

Insured-Electric Utilities — 1.0%
$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$6,254,812
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	1,158,234

		$7,413,046

Insured-General Obligations — 6.4%
$2,115	Alvin, TX, Independent School District, (XLCA), (PSF Guaranteed), 4.50%, 2/15/33	$2,160,980
3,175	Dallas, TX, Independent School District, (AGM), (PSF Guaranteed), 4.625%, 8/15/31	3,317,589
14,800	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	15,190,424
4,285	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	4,281,143
1,160	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.625%, 8/15/35	1,197,271
1,240	Goose Creek, TX, Consolidated Independent School District, (NPFG), 4.75%, 2/15/28	1,326,899
1,025	Goose Creek, TX, Consolidated Independent School District, (NPFG), (PSF Guaranteed), 4.75%, 2/15/29	1,090,088
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	7,031,956
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,455,340
955	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	961,045
6,435	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	6,604,627
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,737,173

		$46,354,535

Insured-Hospital — 1.4%
$7,210	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,543,724
435	Henrico County, VA, Economic Development Authority, (Bon Secours Health System), (AGC), 4.50%, 11/1/42(6)	423,808
2,765	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	2,813,553

		$9,781,085

3

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 1.6%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (AGM), 0.00%, 9/1/31	$2,776,600
7,650	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	7,412,697
2,385	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,245,900

		$11,435,197

Insured-Other Revenue — 0.8%
$4,210	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$4,189,076
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,794,262

		$5,983,338

Insured-Special Tax Revenue — 9.0%
$23,000	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(7)	$19,292,630
5,210	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,378,797
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,373,280
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	7,151,220
5,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	5,943,950
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,613,152
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	9,055,951
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,420,570
6,900	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,565,955
29,325	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,980,024
5,420	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	730,887
10,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,354,485
8,590	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,013,362
3,970	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,548,465

		$64,422,728

Insured-Transportation — 4.9%
$2,810	Alabama Dock Authority, (NPFG), 4.50%, 10/1/36	$2,763,017
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	8,220,000
5,050	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,133,325
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	988,897
1,830	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	1,853,296
2,980	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	3,013,823
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,215,562
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,824,200
3,755	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	998,041
4,845	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	4,952,026

		$34,962,187

Insured-Water and Sewer — 2.5%
$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,458,396
10,410	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	11,075,095
1,775	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	1,782,384

		$18,315,875

Lease Revenue/Certificates of Participation — 1.2%
$8,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$8,771,920

		$8,771,920

4

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.5%
$990	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$991,237
955	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	956,242
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,003,260

		$3,950,739

Other Revenue — 5.1%
$1,175	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,268,624
1,320	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,439,262
720	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	788,371
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	1,578,515
2,365	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	1,737,684
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,074,478
955	Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	591,202
625	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	475,956
5,455	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,207,987
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	897,350
2,660	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	2,682,051
4,450	New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	5,011,145
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	8,436,027
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	90,482
255	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	252,356
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	691,005
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	130,379
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	238,605
2,735	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,606,017
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	420,467
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,777,300

		$36,395,263

Pooled Loans — 0.4%
$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,361,735
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,819,568

		$3,181,303

Senior Living/Life Care — 2.0%
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,936,538
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,893,256
3,075	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	3,077,675
1,480	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,270,921
3,460	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	3,360,318
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(8)	825,396
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	765,860

		$14,129,964

Special Tax Revenue — 3.7%
$2,476	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,122,700
748	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	777,411
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	905,425
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,007,910
1,740	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,778,802
1,500	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	1,504,395
4,040	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,462,786
11,495	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	12,051,243
2,395	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,166,102
900	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	905,157

		$26,681,931

5

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 12.1%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$837,830
4,655	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	4,923,128
2,845	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	2,993,310
2,390	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	2,525,800
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,717,797
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,993,850
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	6,183,820
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	8,437,480
6,730	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,261,939
2,545	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,660,747
3,040	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,168,470
1,715	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	1,857,311
11,500	Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	8,667,550
5,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,376,100
5,000	Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,454,450
3,500	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,863,895
2,980	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,294,122
10,000	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	11,008,700

		$87,226,299

Water and Sewer — 9.2%
$5,000	King County, WA, Sewer Revenue, 5.00%, 1/1/45	$5,377,200
3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	3,024,755
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	16,796,808
10,000	New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35(1)(3)	10,982,100
6,295	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	6,789,724
14,100	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	15,597,420
6,855	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	7,906,283

		$66,474,290

Total Tax-Exempt Investments — 113.8% (identified cost $785,048,298)		$818,486,818

Other Assets, Less Liabilities — (13.8)%		$(99,109,774)

Net Assets — 100.0%		$719,377,044

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	22.1%
		California	17.5%
		Texas	15.7%
		Others, representing less than 10% individually	58.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 10.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

6

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $6,025,718.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $4,396,516 or 0.6% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	When-issued security.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Security is in default with respect to scheduled principal payments.

A summary of open financial instruments at September 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/10	207 U.S. 30-Year Treasury Bond	Short	$(27,816,556)	$(27,679,782)	$136,774

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$13,275,000	3.374%	3-month USD- LIBOR-BBA	November 24, 2010/ November 24, 2040	$(19,828)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $136,774 and $19,828, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$680,039,497

Gross unrealized appreciation	$53,168,984
Gross unrealized depreciation	(21,996,663)

Net unrealized appreciation	$31,172,321

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$818,486,818	$—	$818,486,818

Total Investments	$—	$818,486,818	$—	$818,486,818

Futures Contracts	$136,774	$—	$—	$136,774

Total	$136,774	$818,486,818	$—	$818,623,592

Liability Description
Interest Rate Swaps	$—	$(19,828)	$—	$(19,828)

Total	$—	$(19,828)	$—	$(19,828)

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance Tax Free Reserves	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 90.5%

Principal
Amount
(000’s omitted)	Security	Value
General Obligation Notes/Bonds — 5.0%
$1,500	Hartford, CT, 2.50%, 4/14/11	$1,516,103
535	LaSalle & Grundy Counties, IL, High School District No. 160, 2.125%, 2/1/11	537,825
1,000	Township of Union, OH, 1.25%, 9/13/11	1,004,709

		$3,058,637

Revenue Notes/Bonds — 10.3%
$750	Los Angeles County, CA, Unified School District, 2.00%, 3/31/11	$752,762
2,000	Oxnard, CA, Financing Authority, 2.00%, 6/25/11	2,012,293
705	San Diego County, CA, School District, 2.00%, 4/29/11	709,427
750	Traverse City, MI, Area Public Schools, 2.00%, 5/1/11	755,422
2,000	Wisconsin School Districts Cash Flow Administration Program, 1.625%, 10/15/10	2,000,743

		$6,230,647

Variable Rate Demand Obligations — 75.2%
$1,500	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), (SPA: Lloyds TSB Bank PLC, CalPERS), 0.22%, 4/1/45	$1,500,000
1,985	Castaic Lake Water Agency, CA, Certificates of Participation, (LOC: Wells Fargo Bank N.A.), 0.24%, 8/1/20	1,985,000
1,500	Chicago, IL, (Neighborhoods Alive 21 Program), (LOC: Northern Trust Company), 0.28%, 1/1/37	1,500,000
2,100	Colorado Educational and Cultural Facilities Authority, (National Jewish Federation), (LOC: JPMorgan Chase Bank), 0.30%, 5/1/37	2,100,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.37%, 7/1/18	990,000
1,500	Colorado Housing and Finance Authority, (Liq: Barclays Bank PLC), 0.28%, 5/1/34	1,500,000
690	Colorado Housing and Finance Authority, (SPA: Calyon Bank), (AMT), 0.27%, 4/1/38	690,000
2,000	Connecticut Health and Educational Facilities Authority, (Yale University), 0.22%, 7/1/35	2,000,000
2,000	Eagle Tax-Exempt Trust, NY, (SPA: Citigroup Financial Products), (AGM), (BHAC), 0.28%, 11/15/30	2,000,000
1,500	Geisinger Authority, PA, (Geisinger Health System), (SPA: Northern Trust Company), 0.26%, 6/1/39	1,500,000
1,800	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A.), 0.50%, 11/1/27	1,800,000
2,000	Indiana Health Facility Financing Authority, (Ascension Health), 0.24%, 11/1/27	2,000,000
1,500	Iowa Finance Authority, (SPA: State Street Bank and Trust Co.), FNMA, GNMA, (AMT), 0.30%, 1/1/36	1,500,000
660	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.33%, 6/1/36	660,000
2,000	Maine Housing Authority, (SPA: State Street Bank and Trust Co.), (AMT), 0.29%, 11/15/27	2,000,000
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 0.17%, 7/1/35	1,500,000
1,500	Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Bank of America N.A.), 0.22%, 2/15/26	1,500,000
1,500	Missouri Health and Educational Facilities Authority, (SSM Health Care Corp.), (LOC: PNC Bank N.A.), 0.23%, 6/1/45	1,500,000
1,885	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.20%, 6/1/23	1,885,000
1,500	New Jersey Economic Development Authority, (Duke Farms Foundation), (LOC: Northern Trust Company), 0.26%, 7/1/48	1,500,000
910	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Bank N.A.), 0.22%, 7/1/24	910,000
1,500	New York Housing Finance Agency, (Victory Housing), (Liq: FHLMC), (AMT), 0.26%, 11/1/33	1,500,000
1,500	New York, NY, (LOC: TD Bank N.A.), 0.24%, 9/1/27	1,500,000
2,000	New York, NY, Transitional Finance Authority, (SPA: Barclays Bank PLC), 0.27%, 5/1/34	2,000,000
1,000	Oklahoma Turnpike Authority, (SPA: JPMorgan Chase Bank), 0.30%, 1/1/28	1,000,000
800	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.27%, 8/15/26	800,000

1

Principal
Amount
(000’s omitted)	Security	Value
$845	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Children’s Hospital of Philadelphia Project), (SPA: JPMorgan Chase Bank), 0.29%, 2/15/14	$845,000
1,000	Private Colleges and Universities Authority, GA, (Emory University), 0.23%, 9/1/35	1,000,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.27%, 2/15/34	1,000,000
1,500	Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (SPA: Wells Fargo Bank N.A.), 0.28%, 7/1/42	1,500,000
2,000	Washington State Housing Finance Commission, (Rockwood Retirement Communities Program), (LOC: Wells Fargo Bank N.A.), 0.27%, 1/1/30	2,000,000

		$45,665,000

Total Tax-Exempt Investments — 90.5% (amortized cost $54,954,284)(1)		$54,954,284

Other Assets, Less Liabilities — 9.5%		$5,789,110

Net Assets — 100.0%		$60,743,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CalPERS	-	California Public Employees’ Retirement System

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

(1)		Cost for federal income taxes is the same.

The stated interest rate on variable demand obligations represents the rate in effect at September 30, 2010.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	11.5%
		California	11.5%
		Others, representing less than 10% individually	67.5%

At September 30, 2010, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

		Education	18.8%
		Hospital	17.4%
		General Obligations	14.9%
		Housing	13.5%
		Other, representing less than 10% individually	25.9%

2

The Fund did not have any open financial instruments at September 30, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$54,954,284	$—	$54,954,284

Total Investments	$—	$54,954,284	$—	$54,954,284

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On October 18, 2010, the Board of Trustees of Eaton Vance Mutual Funds Trust approved the liquidation and termination of the Fund. Effective after the close of business on November 12, 2010, shares of the Fund were no longer available for purchase or exchange. Such liquidation was completed on November 22, 2010.

3

Eaton Vance Tax-Managed Growth Fund 1.1 as of September 30, 2010 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $1,260,483,292 and the Fund owned 14.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of September 30, 2010 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $523,022,912 and the Fund owned 6.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.4%
Boeing Co. (The)	960,677	$63,923,447
General Dynamics Corp.	473,021	29,710,449
Honeywell International, Inc.	293,134	12,880,308
Lockheed Martin Corp.	19,800	1,411,344
Northrop Grumman Corp.	43,336	2,627,462
Raytheon Co.	58,153	2,658,174
Rockwell Collins, Inc.	147,928	8,616,806
United Technologies Corp.	3,660,141	260,711,843

		$382,539,833

Air Freight & Logistics — 2.1%
FedEx Corp.	904,937	$77,372,114
United Parcel Service, Inc., Class B	1,489,113	99,308,946

		$176,681,060

Auto Components — 0.3%
Johnson Controls, Inc.	739,655	$22,559,477
WABCO Holdings, Inc.(1)	1,156	48,483

		$22,607,960

Automobiles — 0.0%
DaimlerChrysler AG(1)	17,284	$1,094,077
Harley-Davidson, Inc.	16,800	477,792

		$1,571,869

Beverages — 5.4%
Brown-Forman Corp., Class A	393,146	$24,202,068
Brown-Forman Corp., Class B	156,213	9,628,969
Coca-Cola Co. (The)	2,701,577	158,096,286
Coca-Cola Enterprises, Inc.	31,501	976,531
Molson Coors Brewing Co., Class B	186,000	8,782,920
PepsiCo, Inc.	3,912,963	259,977,262

		$461,664,036

Biotechnology — 1.9%
Amgen, Inc.(1)	2,812,810	$155,013,959
Biogen Idec, Inc.(1)	10,583	593,918
Genzyme Corp.(1)	22,471	1,590,722
Gilead Sciences, Inc.(1)	246,207	8,767,431

		$165,966,030

Capital Markets — 3.8%
Ameriprise Financial, Inc.	74,034	$3,504,029
Bank of New York Mellon Corp. (The)	869,512	22,720,349
Charles Schwab Corp. (The)	718,360	9,985,204
E*Trade Financial Corp.(1)	4,593	66,782
Federated Investors, Inc., Class B	31,821	724,246
Franklin Resources, Inc.	539,468	57,669,129
Goldman Sachs Group, Inc. (The)	557,466	80,598,434
Legg Mason, Inc.	96,941	2,938,282
Morgan Stanley	2,821,542	69,635,657
Northern Trust Corp.	715,649	34,522,908
Piper Jaffray Cos., Inc.(1)	400	11,652
State Street Corp.	529,119	19,926,621
T. Rowe Price Group, Inc.	323,743	16,208,193

Security	Shares	Value
UBS AG(1)	64,163	$1,092,696
Waddell & Reed Financial, Inc., Class A	273,635	7,486,654

		$327,090,836

Chemicals — 1.1%
Ashland, Inc.	30,391	$1,482,169
Dow Chemical Co. (The)	152,627	4,191,137
E.I. Du Pont de Nemours & Co.	933,833	41,667,628
Ecolab, Inc.	380,814	19,322,502
Monsanto Co.	24,993	1,197,915
PPG Industries, Inc.	4,400	320,320
Sigma-Aldrich Corp.	375,541	22,675,166

		$90,856,837

Commercial Banks — 2.8%
Bank of Montreal	33,047	$1,908,464
BB&T Corp.	984,623	23,709,722
Comerica, Inc.	230,933	8,579,161
Fifth Third Bancorp	1,280,030	15,398,761
First Horizon National Corp.(1)	21,749	248,152
HSBC Holdings PLC	220,592	2,236,579
HSBC Holdings PLC ADR	35,973	1,819,874
KeyCorp	123,218	980,815
M&T Bank Corp.	17,293	1,414,740
Marshall & Ilsley Corp.	157,890	1,111,546
PNC Financial Services Group, Inc.	111,468	5,786,304
Regions Financial Corp.	250,097	1,818,205
Royal Bank of Canada	148,562	7,744,537
Societe Generale	492,017	28,449,838
SunTrust Banks, Inc.	269,585	6,963,381
Synovus Financial Corp.	52,977	130,323
Toronto-Dominion Bank	17,915	1,294,538
Trustmark Corp.	102,713	2,232,981
U.S. Bancorp	2,819,278	60,952,790
Wells Fargo & Co.	2,681,998	67,398,610
Westamerica Bancorporation	1,968	107,236
Zions Bancorporation	63,405	1,354,331

		$241,640,888

Commercial Services & Supplies — 0.1%
Avery Dennison Corp.	56,594	$2,100,769
Cintas Corp.	61,531	1,695,179
Pitney Bowes, Inc.	15,870	339,301
Waste Management, Inc.	108,828	3,889,513

		$8,024,762

Communications Equipment — 4.0%
Cisco Systems, Inc.(1)	6,898,231	$151,071,259
Juniper Networks, Inc.(1)	109,780	3,331,823
Motorola, Inc.(1)	1,148,557	9,797,191
Nokia Oyj ADR	1,721,613	17,267,778
QUALCOMM, Inc.	3,122,231	140,875,063
Telefonaktiebolaget LM Ericsson ADR	1,750,000	19,197,500

		$341,540,614

Computers & Peripherals — 5.5%
Apple, Inc.(1)	326,406	$92,617,703
Dell, Inc.(1)	4,030,315	52,232,882
EMC Corp.(1)	2,586,992	52,541,808
Hewlett-Packard Co.	1,065,339	44,818,812
International Business Machines Corp.	1,589,137	213,166,837

Security	Shares	Value
Lexmark International, Inc., Class A(1)	9,624	$429,423
NetApp, Inc.(1)	417,589	20,791,756

		$476,599,221

Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,507,025

		$2,507,025

Construction Materials — 0.0%
Vulcan Materials Co.	22,102	$816,006

		$816,006

Consumer Finance — 0.7%
American Express Co.	789,305	$33,174,489
Capital One Financial Corp.	174,032	6,882,966
Discover Financial Services	1,105,050	18,432,234
SLM Corp.(1)	10,200	117,810

		$58,607,499

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$4,228,655
Temple-Inland, Inc.	90,660	1,691,716

		$5,920,371

Distributors — 0.1%
Genuine Parts Co.	188,424	$8,401,826

		$8,401,826

Diversified Consumer Services — 0.0%
Apollo Group, Inc., Class A(1)	10,812	$555,196
H&R Block, Inc.	22,181	287,244

		$842,440

Diversified Financial Services — 2.0%
Bank of America Corp.	3,426,097	$44,916,132
Citigroup, Inc.(1)	50,008	195,031
CME Group, Inc.	22,581	5,881,221
ING Groep NV ADR(1)	191,170	1,967,139
IntercontinentalExchange, Inc.(1)	13,162	1,378,325
JPMorgan Chase & Co.	3,018,238	114,904,321
Moody’s Corp.	179,602	4,486,458

		$173,728,627

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,108,244	$31,695,778
CenturyLink, Inc.	4,871	192,210
Deutsche Telekom AG ADR	50,092	682,754
Frontier Communications Corp.	34,263	279,929
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	4,225,578
Verizon Communications, Inc.	386,046	12,581,239
Windstream Corp.	130,837	1,607,987

		$51,265,475

Electric Utilities — 0.0%
Duke Energy Corp.	47,340	$838,392
Exelon Corp.	9,202	391,821
Southern Co.	68,451	2,549,115

		$3,779,328

Electrical Equipment — 1.5%
Emerson Electric Co.	2,255,879	$118,794,588
Rockwell Automation, Inc.	125,000	7,716,250

		$126,510,838

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.(1)	456,447	$15,231,636
Corning, Inc.	2,838,521	51,888,164
Flextronics International, Ltd.(1)	161,054	972,766
National Instruments Corp.	35,783	$1,168,673
Tyco Electronics, Ltd.	9,230	269,701

		$69,530,940

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	136,681	$5,822,611
Halliburton Co.	846,351	27,988,828
Schlumberger, Ltd.	1,175,550	72,425,635
Transocean, Ltd.(1)	75,667	4,864,631

		$111,101,705

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	873,262	$56,316,666
CVS Caremark Corp.	1,767,265	55,615,830
Kroger Co. (The)	35,843	776,359
Safeway, Inc.	177,879	3,763,920
Sysco Corp.	1,057,557	30,161,526
Wal-Mart Stores, Inc.	1,980,219	105,981,321
Walgreen Co.	352,078	11,794,613

		$264,410,235

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,490,873	$47,588,666
Campbell Soup Co.	54,780	1,958,385
ConAgra Foods, Inc.	3,600	78,984
General Mills, Inc.	41,584	1,519,479
H.J. Heinz Co.	75,878	3,594,341
Hershey Co. (The)	510,713	24,304,832
Kraft Foods, Inc., Class A	227,987	7,035,679
Nestle SA	2,750,000	146,595,329
Sara Lee Corp.	1,754,706	23,565,701
Unilever NV	72,175	2,156,589

		$258,397,985

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	210,922	$10,063,088
Becton, Dickinson and Co.	63,708	4,720,763
Boston Scientific Corp.(1)	36,529	223,923
CareFusion Corp.(1)	108,138	2,686,148
Covidien PLC	192,307	7,728,818
Hospira, Inc.(1)	18,564	1,058,334
Medtronic, Inc.	1,660,950	55,774,701
St. Jude Medical, Inc.(1)	66,365	2,610,799
Stryker Corp.	142,732	7,143,736
Zimmer Holdings, Inc.(1)	233,911	12,240,563

		$104,250,873

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	473,884	$14,529,283
Cardinal Health, Inc.	216,467	7,152,070
CIGNA Corp.	46,467	1,662,589
Express Scripts, Inc.(1)	281,972	13,732,036
Henry Schein, Inc.(1)	666,737	39,057,454
McKesson Corp.	6,462	399,222
Medco Health Solutions, Inc.(1)	134,594	7,006,964
PharMerica Corp.(1)	19,678	187,531

Security	Shares	Value
UnitedHealth Group, Inc.	99,570	$3,495,903
WellPoint, Inc.(1)	53,673	3,040,039

		$90,263,091

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	533,768	$20,395,275
International Game Technology	459,500	6,639,775
Interval Leisure Group, Inc.(1)	85,966	1,157,962
Marriott International, Inc., Class A	401,544	14,387,322
McDonald’s Corp.	860,566	64,120,773
Starbucks Corp.	2,222,271	56,845,692
Yum! Brands, Inc.	210,518	9,696,459

		$173,243,258

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$4,637,351
Fortune Brands, Inc.	117,078	5,763,750
Leggett & Platt, Inc.	263,428	5,995,621
Newell Rubbermaid, Inc.	49,838	887,615

		$17,284,337

Household Products — 1.9%
Clorox Co. (The)	27,272	$1,820,679
Colgate-Palmolive Co.	588,575	45,237,874
Energizer Holdings, Inc.(1)	27,000	1,815,210
Kimberly-Clark Corp.	520,234	33,841,222
Procter & Gamble Co.	1,363,650	81,778,090

		$164,493,075

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	93,180	$1,057,593

		$1,057,593

Industrial Conglomerates — 2.0%
3M Co.	869,456	$75,390,530
General Electric Co.	5,933,858	96,425,192
Textron, Inc.	33,277	684,175
Tyco International, Ltd.	22,764	836,122

		$173,336,019

Insurance — 3.0%
Aegon NV ADR(1)	5,136,862	$30,769,803
Aflac, Inc.	120,924	6,252,980
Allstate Corp. (The)	60,964	1,923,414
AON Corp.	26,152	1,022,805
Berkshire Hathaway, Inc., Class A(1)	672	83,664,000
Berkshire Hathaway, Inc., Class B(1)	940,694	77,776,580
Chubb Corp.	24,930	1,420,761
Cincinnati Financial Corp.	179,991	5,192,740
Hartford Financial Services Group, Inc.	10,762	246,988
Manulife Financial Corp.	69,765	881,132
Marsh & McLennan Cos., Inc.	24,256	585,055
Old Republic International Corp.	164,555	2,279,087
Progressive Corp.	1,175,478	24,532,226
Torchmark Corp.	252,479	13,416,734
Travelers Companies, Inc. (The)	77,876	4,057,339

		$254,021,644

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	59,077	$9,278,634
Expedia, Inc.	119,213	3,362,999

Security	Shares	Value
HSN, Inc.(1)	60,017	$1,794,508
Liberty Media Corp. - Interactive, Class A(1)	11,902	163,176

		$14,599,317

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(1)	200,000	$10,036,000
AOL, Inc.(1)	38,254	946,786
eBay, Inc.(1)	1,260,217	30,749,295
Google, Inc., Class A(1)	199,296	104,787,844
IAC/InterActiveCorp(1)	13,368	351,177
VeriSign, Inc.(1)	14,758	468,419

		$147,339,521

IT Services — 2.6%
Accenture PLC, Class A	2,738,000	$116,337,620
Automatic Data Processing, Inc.	1,339,373	56,293,847
Broadridge Financial Solutions, Inc.	11,452	261,908
DST Systems, Inc.	600	26,904
Fidelity National Information Services, Inc.	79,251	2,150,080
Fiserv, Inc.(1)	47,355	2,548,646
Paychex, Inc.	757,686	20,828,788
Total System Services, Inc.	32,405	493,852
Western Union Co.	1,158,385	20,468,663

		$219,410,308

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$529,375

		$529,375

Life Sciences Tools & Services — 0.0%
Life Technologies Corp.(1)	67,580	$3,155,310
Thermo Fisher Scientific, Inc.(1)	18,700	895,356

		$4,050,666

Machinery — 3.2%
Caterpillar, Inc.	121,835	$9,585,978
Danaher Corp.	44,761	1,817,744
Deere & Co.	2,623,301	183,053,944
Dover Corp.	501,284	26,172,037
Illinois Tool Works, Inc.	1,182,752	55,612,999
Parker Hannifin Corp.	30,763	2,155,256

		$278,397,958

Media — 2.9%
Ascent Media Corp., Class A(1)	755	$20,166
CBS Corp., Class B	79,463	1,260,283
Comcast Corp., Class A	216,991	3,923,197
Comcast Corp., Special Class A	1,957,333	33,294,234
DIRECTV, Class A(1)	30,225	1,258,267
Discovery Communications, Inc., Class A(1)	7,555	329,020
Discovery Communications, Inc., Class C(1)	7,555	288,525
Gannett Co., Inc.	5,643	69,014
Liberty Global, Inc., Series A(1)	2,381	73,359
Liberty Global, Inc., Series C(1)	2,382	72,794
Liberty Media Corp. - Capital, Class A(1)	7,556	393,365
Liberty Media Corp. - Starz, Series A(1)	3,022	196,067
Live Nation, Inc.(1)	118,862	1,174,357
McGraw-Hill Cos., Inc. (The)	294,933	9,750,485
New York Times Co. (The), Class A(1)	5,269	40,782
News Corp., Class A	97	1,267
Omnicom Group, Inc.	248,958	9,828,862
Time Warner Cable, Inc.	125,310	6,765,487
Time Warner, Inc.	495,164	15,176,777

Security	Shares	Value
Viacom, Inc., Class B	83,155	$3,009,380
Walt Disney Co. (The)	4,867,531	161,163,951
Washington Post Co., Class B	1,500	599,115
WPP PLC, ADR	42,292	2,354,396

		$251,043,150

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$638,924
Freeport-McMoRan Copper & Gold, Inc.	225,000	19,212,750
Nucor Corp.	230,000	8,786,000

		$28,637,674

Multiline Retail — 1.4%
Macy’s, Inc.	94,265	$2,176,579
Sears Holdings Corp.(1)	795	57,351
Target Corp.	2,290,940	122,427,834

		$124,661,764

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	3,357,351	$191,536,875
Apache Corp.	2,145,162	209,711,037
BP PLC ADR	218,538	8,997,209
Chevron Corp.	628,024	50,901,345
ConocoPhillips	392,631	22,548,798
Devon Energy Corp.	568,771	36,822,235
Exxon Mobil Corp.	2,332,890	144,149,273
Hess Corp.	35,579	2,103,431
Marathon Oil Corp.	177,334	5,869,755
Murphy Oil Corp.	78,679	4,871,804
Royal Dutch Shell PLC ADR, Class A	103,442	6,237,553
Royal Dutch Shell PLC ADR, Class B	9,594	564,031
Spectra Energy Corp.	15,677	353,516
Williams Cos., Inc.	2,000	38,220

		$684,705,082

Paper & Forest Products — 0.0%
Neenah Paper, Inc.	975	$14,820
Weyerhaeuser Co.	11,615	183,052

		$197,872

Personal Products — 0.0%
Estee Lauder Cos., Inc., Class A	13,035	$824,203

		$824,203

Pharmaceuticals — 9.9%
Abbott Laboratories	3,346,867	$174,840,332
Allergan, Inc.	82,466	5,486,463
Bristol-Myers Squibb Co.	1,864,424	50,544,535
Eli Lilly & Co.	1,645,396	60,106,316
GlaxoSmithKline PLC ADR	447,876	17,700,060
Johnson & Johnson	3,040,065	188,362,427
King Pharmaceuticals, Inc.(1)	152,305	1,516,958
Merck & Co., Inc.	2,310,240	85,039,934
Novo Nordisk A/S ADR	270,122	26,590,810
Pfizer, Inc.	8,918,972	153,138,749
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	88,191,986

		$851,518,570

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A(1)	56,500	$724,895
Forestar Real Estate Group, Inc.(1)	30,220	515,251

		$1,240,146

Security	Shares	Value
Road & Rail — 0.1%
Norfolk Southern Corp.	11,497	$684,186
Union Pacific Corp.	132,257	10,818,623

		$11,502,809

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	560,289	$17,581,869
Applied Materials, Inc.	1,065,614	12,446,372
Broadcom Corp., Class A	947,800	33,542,642
Cypress Semiconductor Corp.(1)	52,742	663,494
Intel Corp.	10,715,386	206,056,873
KLA-Tencor Corp.	142,310	5,013,581
Linear Technology Corp.	123,388	3,791,713
Maxim Integrated Products, Inc.	223,099	4,129,563
NVIDIA Corp.(1)	134,500	1,570,960
Texas Instruments, Inc.	547,287	14,853,369
Verigy, Ltd.(1)	597	4,854
Xilinx, Inc.	24,607	654,792

		$300,310,082

Software — 3.4%
Activision Blizzard, Inc.	846,350	$9,157,507
Adobe Systems, Inc.(1)	409,776	10,715,642
CA, Inc.	45,408	959,017
Electronic Arts, Inc.(1)	21,405	351,684
Microsoft Corp.	3,210,367	78,621,888
Oracle Corp.	6,960,842	186,898,608
Symantec Corp.(1)	186,371	2,827,248

		$289,531,594

Specialty Retail — 2.8%
Best Buy Co., Inc.	148,536	$6,064,725
Gap, Inc. (The)	89,138	1,661,532
Home Depot, Inc.	3,935,721	124,683,641
Limited Brands, Inc.	41,877	1,121,466
Lowe’s Companies, Inc.	1,003,622	22,370,735
Sherwin-Williams Co. (The)	500	37,570
Staples, Inc.	256,089	5,357,382
TJX Companies, Inc. (The)	1,701,405	75,933,705

		$237,230,756

Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc.	10,800	$463,968
Hanesbrands, Inc.(1)	236,598	6,118,424
NIKE, Inc., Class B	3,058,444	245,103,702

		$251,686,094

Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc.(1)	13,436	$88,006

		$88,006

Tobacco — 0.2%
Altria Group, Inc.	249,178	$5,985,255
Philip Morris International, Inc.	255,585	14,317,872

		$20,303,127

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$1,173,260
Sprint Nextel Corp.(1)	135,160	625,791

Security	Shares	Value
Vodafone Group PLC ADR	258,791	$6,420,605

		$8,219,656

Total Common Stocks (identified cost $6,680,945,300)		$8,536,581,866

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$124

Total Preferred Stocks (identified cost $4,929)		$124

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%, 10/1/10(3)	$53,647	$53,646,557

Total Short-Term Investments (identified cost $53,646,557)		$53,646,557

Total Investments — 99.8% (identified cost $6,751,222,855)		$8,590,228,547

Other Assets, Less Liabilities — 0.2%		$15,722,663

Net Assets — 100.0%		$8,605,951,210

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $71,868 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,751,260,573

Gross unrealized appreciation	$6,602,971,200
Gross unrealized depreciation	(4,764,003,226)

Net unrealized appreciation	$1,838,967,974

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,103,616,093	$—		$—	$1,103,616,093
Consumer Staples	1,023,497,332	146,595,329		—	1,170,092,661
Energy	795,806,787	—		—	795,806,787
Financials	1,025,914,281	30,686,417		—	1,056,600,698
Health Care	1,216,049,230	—		—	1,216,049,230
Industrials	1,159,548,787	—		—	1,159,548,787
Information Technology	1,844,262,280	—		—	1,844,262,280
Materials	126,283,278	—		—	126,283,278
Telecommunication Services	59,485,131	—		0	59,485,131
Utilities	4,836,921	—		—	4,836,921

Total Common Stocks	$8,359,300,120	$177,281,746	*	$0	$8,536,581,866

Convertible Preferred Stocks	—	—		0	0
Preferred Stocks	124	—		—	124
Short-Term Investments	—	53,646,557		—	53,646,557

Total Investments	$8,359,300,244	$230,928,303		$0	$8,590,228,547

Total	$8,359,300,244	$230,928,303		$0	$8,590,228,547

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended September 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at September 30, 2010 and December 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Core Research Fund as of September 30, 2010 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $49,131,605 and the Fund owned 24.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co. (The)	15,660	$1,042,016
General Dynamics Corp.	44,934	2,822,305
Lockheed Martin Corp.	32,278	2,300,776
Raytheon Co.	47,021	2,149,330
United Technologies Corp.	62,463	4,449,239

		$12,763,666

Auto Components — 0.8%
Johnson Controls, Inc.	53,912	$1,644,316

		$1,644,316

Beverages — 2.9%
Coca-Cola Co. (The)	46,278	$2,708,189
PepsiCo, Inc.	49,339	3,278,083

		$5,986,272

Biotechnology — 1.9%
Amgen, Inc.(1)	38,268	$2,108,950
Celgene Corp.(1)	23,740	1,367,661
Genzyme Corp.(1)	5,730	405,627

		$3,882,238

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	16,009	$2,314,581
Invesco, Ltd.	31,772	674,519
Northern Trust Corp.	15,550	750,132
State Street Corp.	21,480	808,937
T. Rowe Price Group, Inc.	9,703	485,781

		$5,033,950

Chemicals — 2.0%
Air Products and Chemicals, Inc.	49,955	$4,137,273

		$4,137,273

Commercial Banks — 4.2%
Fifth Third Bancorp	79,803	$960,030
KeyCorp	154,820	1,232,367
PNC Financial Services Group, Inc.	25,778	1,338,136
U.S. Bancorp	74,348	1,607,404
Wells Fargo & Co.	140,829	3,539,033

		$8,676,970

Commercial Services & Supplies — 0.6%
Waste Management, Inc.	34,843	$1,245,289

		$1,245,289

Communications Equipment — 2.2%
Cisco Systems, Inc.(1)	115,234	$2,523,624
Telefonaktiebolaget LM Ericsson ADR	173,603	1,904,425

		$4,428,049

Computers & Peripherals — 8.1%
Apple, Inc.(1)	32,615	$9,254,506
Hewlett-Packard Co.	76,050	3,199,424
International Business Machines Corp.	30,486	4,089,392

		$16,543,322

1

Security	Shares	Value
Consumer Finance — 0.8%
American Express Co.	37,766	$1,587,305

		$1,587,305

Diversified Financial Services — 4.0%
Bank of America Corp.	293,258	$3,844,612
JPMorgan Chase & Co.	112,397	4,278,954

		$8,123,566

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	69,136	$1,977,289
Verizon Communications, Inc.	32,591	1,062,141

		$3,039,430

Electric Utilities — 0.7%
American Electric Power Co., Inc.	40,042	$1,450,722

		$1,450,722

Electrical Equipment — 0.4%
Emerson Electric Co.	16,250	$855,725

		$855,725

Energy Equipment & Services — 2.2%
Halliburton Co.	56,495	$1,868,290
Schlumberger, Ltd.	44,542	2,744,232

		$4,612,522

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	53,533	$1,684,683
Wal-Mart Stores, Inc.	64,311	3,441,925

		$5,126,608

Food Products — 1.7%
Kellogg Co.	27,135	$1,370,589
Nestle SA ADR	39,240	2,096,593

		$3,467,182

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(1)	126,139	$773,232
Covidien PLC	21,355	858,258
Medtronic, Inc.	27,359	918,715
St. Jude Medical, Inc.(1)	22,891	900,532

		$3,450,737

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	40,425	$1,239,430
Fresenius Medical Care AG & Co. KGaA ADR	13,382	826,205
Medco Health Solutions, Inc.(1)	14,546	757,265
UnitedHealth Group, Inc.	46,202	1,622,152

		$4,445,052

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	21,748	$830,991
Marriott International, Inc., Class A	18,891	676,864
McDonald’s Corp.	29,384	2,189,402

		$3,697,257

Household Durables — 0.6%
Whirlpool Corp.	15,324	$1,240,631

		$1,240,631

2

Security	Shares	Value
Household Products — 2.6%
Colgate-Palmolive Co.	25,125	$1,931,107
Kimberly-Clark Corp.	17,142	1,115,087
Procter & Gamble Co.	38,309	2,297,391

		$5,343,585

Industrial Conglomerates — 1.3%
3M Co.	14,517	$1,258,769
General Electric Co.	89,347	1,451,889

		$2,710,658

Insurance — 2.3%
Aflac, Inc.	23,893	$1,235,507
Lincoln National Corp.	32,732	782,950
MetLife, Inc.	35,387	1,360,630
Prudential Financial, Inc.	24,296	1,316,357

		$4,695,444

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	6,691	$3,518,061

		$3,518,061

IT Services — 1.5%
Accenture PLC, Class A	12,875	$547,059
MasterCard, Inc., Class A	7,941	1,778,784
Paychex, Inc.	23,911	657,313

		$2,983,156

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	16,792	$804,001

		$804,001

Machinery — 2.3%
Caterpillar, Inc.	20,307	$1,597,755
Danaher Corp.	18,070	733,823
PACCAR, Inc.	17,996	866,507
Parker Hannifin Corp.	22,465	1,573,898

		$4,771,983

Media — 2.0%
McGraw-Hill Cos., Inc. (The)	25,825	$853,775
Time Warner Cable, Inc.	22,058	1,190,911
Walt Disney Co. (The)	61,645	2,041,066

		$4,085,752

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR	7,060	$538,819
Cliffs Natural Resources, Inc.	8,803	562,688
Freeport-McMoRan Copper & Gold, Inc.	15,636	1,335,158
United States Steel Corp.	18,912	829,102

		$3,265,767

Multi-Utilities — 3.0%
CMS Energy Corp.	94,301	$1,699,304
PG&E Corp.	32,224	1,463,614
Public Service Enterprise Group, Inc.	31,418	1,039,307
Sempra Energy	35,532	1,911,622

		$6,113,847

Multiline Retail — 1.9%
Kohl’s Corp.(1)	18,233	$960,514
Macy’s, Inc.	59,228	1,367,574
Target Corp.	30,974	1,655,251

		$3,983,339

3

Security	Shares	Value
Office Electronics — 0.7%
Xerox Corp.	139,437	$1,443,173

		$1,443,173

Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	30,681	$2,999,375
ConocoPhillips	40,205	2,308,973
Exxon Mobil Corp.	66,779	4,126,274
Hess Corp.	40,227	2,378,220
Occidental Petroleum Corp.	27,369	2,142,993
Peabody Energy Corp.	48,002	2,352,578
Southwestern Energy Co.(1)	44,817	1,498,681

		$17,807,094

Pharmaceuticals — 5.7%
Abbott Laboratories	54,224	$2,832,662
Merck & Co., Inc.	87,352	3,215,427
Novartis AG ADR	8,011	461,995
Pfizer, Inc.	160,190	2,750,462
Shire PLC ADR	15,969	1,074,394
Teva Pharmaceutical Industries, Ltd. ADR	23,764	1,253,551

		$11,588,491

Professional Services — 0.2%
Manpower, Inc.	9,508	$496,318

		$496,318

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	8,234	$855,760
Boston Properties, Inc.	8,882	738,272
Equity Residential	14,344	682,344
Vornado Realty Trust	8,917	762,671

		$3,039,047

Software — 4.1%
Activision Blizzard, Inc.	57,320	$620,203
Microsoft Corp.	190,757	4,671,639
Oracle Corp.	112,591	3,023,068

		$8,314,910

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A	13,300	$522,956
Best Buy Co., Inc.	24,721	1,009,358
Gap, Inc. (The)	26,894	501,304
Home Depot, Inc.	58,201	1,843,808
Staples, Inc.	33,309	696,824
TJX Companies, Inc. (The)	21,252	948,477

		$5,522,727

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	17,701	$1,418,558

		$1,418,558

Tobacco — 1.6%
Altria Group, Inc.	34,575	$830,491
Philip Morris International, Inc.	44,497	2,492,722

		$3,323,213

4

Security	Shares	Value
Wireless Telecommunication Services — 1.8%
American Tower Corp., Class A(1)	41,625	$2,133,697
Rogers Communications, Inc., Class B	38,978	1,458,947

		$3,592,644

Total Common Stocks (identified cost $192,341,494)		$204,259,850

Total Investments — 99.8% (identified cost $192,341,494)		$204,259,850

Other Assets, Less Liabilities — 0.2%		$339,893

Net Assets — 100.0%		$204,599,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$192,361,771

Gross unrealized appreciation	$17,549,951
Gross unrealized depreciation	(5,651,872)

Net unrealized appreciation	$11,898,079

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$204,259,850	$—	$—	$204,259,850

Total Investments	$204,259,850	$—	$—	$204,259,850

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010